Subsidiaries (Investments - I.C. Green) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 10, 2016
Disclosure of subsidiaries [line items]
Nominal annual Interest rate	8.00%
Primus Green Energy (PGE) [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	90.85%
Primus Green Energy (PGE) [Member] | Bridge Financing [Member]
Disclosure of subsidiaries [line items]
Face amount	$ 35,000	$ 7,400	$ 7,500	$ 26,000
Nominal annual Interest rate	7.00%			7.00%